Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Summary of related party role in entity and voting interest on fully diluted basis
As of September 30, 2021 and December 31, 2020, the following were considered as related parties due to their role in the Company and/or voting interest on a fully diluted basis:

		Voting Interest	Voting Interest
		in 2021 on a	in 2020 on a
		fully diluted	fully diluted
Name	Role	basis	basis
Dr. Qichao Hu	Chief Executive Officer, Founder and Board representation	13.4%	15.5%
Long Siang Pte. Ltd	Board representation	8.3%	9.6%
Vertex Legacy Continuation Fund Pte. Ltd	Board representation	9.7%	10.8%
General Motors Ventures LLC	Board representation	7.0%	7.3%
Tianqi Lithium HK Co., Ltd.	Board representation	9.3%	10.8%
Anderson Investments Pte. Ltd.	Board representation	8.7%	10.0%
SK Holdings	Board representation	12.9%	11.9%

As of December 31, 2020 and 2019, the following were considered related parties due to their role in the Company and/or voting interest on a fully diluted basis:

Name	Role	Voting Interest in 2020 and 2019 on a fully diluted basis
Dr. Qichao Hu	Chief Executive Officer, Founder and Board representation	15.47%
Long Siang Pte. Ltd.	Board representation	9.58%
Vertex Legacy Continuation Fund Pte. Ltd.	Board representation	10.79%
General Motors Ventures LLC	Board representation	7.25%
Tianqi Lithium HK Co., Ltd.	Board representation	10.76%
Anderson Investments Pte. Ltd.	Board representation	10.04%
SK Holdings	Board representation	11.89%